Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Disclosure of intangible assets

	Computer software
	2019	2020
	(US$ in millions)
At January 1
Cost	$112	$130
Accumulated amortization	(66)	(82)
At January 1	$46	$48
Year ended December 31
Opening net book amount	$46	$48
Additions	18	11
Amortization	(16)	(18)
Closing net book amount	$48	$41
Year ended December 31
Cost	130	141
Accumulated amortization	(82)	(100)
At December 31	$48	$41